Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
CURRENT ASSETS
Cash and cash equivalents	$ 4,280	$ 83,439	$ 97,407
Investments	3	51	24,415
Trade receivables, net	2,335	45,527	33,898
Inventories	3,192	62,224	50,896
Recoverable taxes	993	19,361	18,091
Other current financial assets	583	11,369	2,480
Other current assets	230	4,478	3,531
Total current assets	11,616	226,449	230,718
NON CURRENT ASSETS
Equity method accounted investees	5,317	103,669	107,299
Property, plant and equipment, net	6,873	134,001	115,147
Right-of-use asset	4,307	83,966	56,994
Intangible assets, net	9,785	190,772	158,138
Deferred tax assets	1,379	26,890	20,733
Other non-current financial assets	1,221	23,810	41,071
Other non-current assets, net	475	9,258	7,400
Total non-current assets	29,357	572,366	506,782
TOTAL ASSETS	40,973	798,815	737,500
CURRENT LIABILITIES
Bank loans and notes payable	96	1,862	2,003
Current portion of non-current debt	845	16,479	2,637
Current portion of leases	620	12,095	7,306
Interest payable	106	2,075	1,968
Trade payable	4,021	78,400	66,203
Accounts payable	1,633	31,842	27,149
Taxes payable	856	16,694	16,260
Other current financial liabilities	896	17,475	13,197
Total current liabilities	9,073	176,922	136,723
NON-CURRENT LIABILITIES
Bank loans and notes payable	8,894	173,400	185,945
Long-term lease liabilities	4,166	81,222	55,049
Employee benefits	362	7,048	7,600
Deferred tax liabilities	350	6,823	6,042
Other non-current financial liabilities	339	6,618	2,364
Provisions and other non-current liabilities	461	8,981	8,660
Total non-current liabilities	14,572	284,092	265,660
TOTAL LIABILITIES	23,645	461,014	402,383
EQUITY
Capital stock	172	3,347	3,348
Additional paid-in capital	909	17,714	17,862
Retained earnings	12,884	251,192	238,306
Other comprehensive income	(494)	(9,649)	3,085
Total controlling interest	13,471	262,604	262,601
Non-controlling interest	3,857	75,197	72,516
TOTAL EQUITY	17,328	337,801	335,117
TOTAL LIABILITIES AND EQUITY	$ 40,973	$ 798,815	$ 737,500

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3